Income Taxes - Components of Net Deferred Income Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Deferred income tax assets:
Net operating loss carryforward	$ 68,375	$ 24,084
Asset retirement obligation	3,789	3,902
Alternative minimum tax credit carryforward	9,984
Other	5,546	3,550
Total deferred income tax assets	87,694	31,536
Valuation allowance	0
Net deferred income tax assets	87,694	31,536
Deferred income tax liabilities:
Property, plant and equipment	171,627	48,104
Derivatives	109,800	97,760
Other		271
Total deferred income tax liabilities	281,427	146,135	$ 43,300
Net deferred income tax liabilities	$ 193,733	$ 114,599